Securities Sold under Agreements to Repurchase - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Interbank market [member]
Disclosure of securities sold under agreements to repurchase [line items]
Bonds pledged as collateral	¥ 199,211	¥ 113,454
Stock exchange market [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities deposited in the collateral pool	¥ 298,043	¥ 256,062